Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 5,277,360	$ 678,036	$ 6,402,883	$ 7,782,850
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation – property and equipment	382,243	49,111	706,691	1,167,514
Provision for expected credit losses	759,752	97,613	1,197,330	2,908,913
Gain on disposal of plant and equipment	(9,000)	(1,156)
(Reversal) provision for unused annual leave	82,056	10,543	(23,325)	(67,843)
(Reversal) provision for long service payment	436,391	56,068	(1,029,501)	(2,624,862)
Deferred tax expenses (credit)	(91,278)	(11,727)	1,220,451	1,500,878
Changes in operating assets and liabilities
Accounts receivable	(4,481,058)	(575,727)	9,493,529	(2,018,707)
Rental and utility deposits, prepayments and other current assets	(5,715,755)	(734,361)	(3,960,807)	(820,527)
Accounts payable	2,197,603	282,348	(4,249,224)	(77,052)
Contract liabilities	4,759,475	611,498	823,777	796,743
Advances from customers	5,361,398	688,833	201,000	24,475
Accruals and other payables	786,130	101,002	(4,570,471)	(1,891,701)
Income tax (payable) recoverable	1,791,028	230,112	768,471	(1,203,516)
Net cash generated from operating activities	11,536,345	1,482,193	6,980,804	5,477,165
Cash flows from investing activities
Purchase of property and equipment	(717,341)	(92,164)	(134,709)	(191,005)
Proceed from disposal of property, plant and equipment	9,000	1,156
Net cash used in investing activities	(708,341)	(91,008)	(134,709)	(191,005)
Cash flows from financing activities
Proceed of bank loan				9,000,000
Proceeds from IPO, net	45,131,640	5,798,522
Repayment of bank loan	(790,040)	(101,505)	(128,738)	(20,800,000)
Repayment from related parties				5,619,125
Advance from related parties				16,460,422
Repayment to related parties	(10,587,781)	(1,360,320)	(4,901,426)
Deferred initial public offering (“IPO”) cost	(3,648,914)	(468,813)	(2,696,953)	(1,598,424)
Net cash provided by (used in) financing activities	30,104,905	3,867,884	(7,727,117)	8,681,123
Net change in cash and cash equivalent	40,932,909	5,259,069	(881,022)	13,967,283
Effect of changes in foreign exchange rate	(70,705)	(9,085)	(24,181)	(63,277)
Cash and cash equivalent at the beginning of the year	13,846,932	1,779,057	14,752,135	848,129
Cash and cash equivalent at the end of the year	54,709,136	7,029,041	13,846,932	14,752,135
Supplementary cash flow information
Interest received	391,825	50,342	31,523	33,332
Interest paid	(250,943)	(32,241)	(316,717)	(254,406)
Income tax (paid) refund	71,841	9,230	(140,682)	(1,203,516)
Supplementary schedule of non-cash investing activities
Initial recognition of operating lease liabilities related to right-of-use-assets	$ 22,934,609	$ 2,946,643	$ 5,308,803	$ 1,564,098